Property, plant and equipment - Summary of Capitalised Exploration Drilling Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment [abstract]
At January 1	$ 3,015	$ 3,654	$ 5,668
Additions pending determination of proved reserves	1,298	1,024	1,016
Amounts charged to expense	(881)	(639)	(815)
Reclassifications to productive wells on determination of proved reserves	(531)	(577)	(1,385)
Other movements	10	(447)	(830)
At December 31	$ 2,911	$ 3,015	$ 3,654